Disaggregated revenue - Schedule (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) revenue_source	Dec. 31, 2019 USD ($)
Revenue From Contracts With Customers [Abstract]
Number of sources of revenues | revenue_source	2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue (Note 16)	$ 62,917	$ 41,443
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue (Note 16)	57,415	37,283
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue (Note 16)	$ 5,502	$ 4,160